U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Filing Under Rule 24F-2
                of the Investment Company Act of 1940

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      PIMCO Flexible Credit Income Fund
      1633 Broadway
      New York, NY 10019


 2.  The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is
     being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):   [X]


 3.  Investment Company Act File Number:  811-23211

     Securities Act File Number:  333-236669

 4(a).  Last day of fiscal year for which this Form is filed: 6/30/2021

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.
        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

 5. Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):        $ 0

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 345,036,225

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 0

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 345,036,225

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 0

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:             - $ 345,036,225

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0001091

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 0

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                       []   Wire Transfer

                       []   Mail or other means

10. Explanatory Notes (if any): Consistent with footnote 348 in Release
    No. IC-33836,to facilitate the transition to calculating fees on Form 24F-2, the Fund has reduced the aggregate sales price of securities sold during the fiscal year reported in response to Item 5(i) by the amount of excess shares that were registered under the Fund's registration statement on Form N-2 that remain unsold prior to the end of the Fund's most recent fiscal year. Specifically, the Fund sold shares with an aggregate value of $2,810,947,889 since inception and had $389,052,111 of shares that were registered under Form N-2 and remained unsold prior to the end of the Fund's most recent fiscal year.

                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   Jason Nagler
                   -------------------------------------------------------------
                     Assistant Treasurer
                   -------------------------------------------------------------


     Date: 9/28/2021
           -----------------

          * Please print the name and title of the signing officer below the signature.